Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 860,637	$ 503,647	[1]
Marketable securities	26,748	66,453
Trade and other receivables	83,491	71,828
Inventories	437,379	237,570
Prepaids and other current assets	16,267	20,164
Current assets	1,424,522	899,662
Non-current assets
Mineral properties, plant and equipment	3,565,905	769,462
Inventories - non-current	134,612	1,848
Restricted cash	35,288	2,339
Investments in joint ventures	7,782	0
Goodwill	49,786	49,786
Deferred income tax assets	4,612	63
Other	22,479	26,947
Total assets	5,244,986	1,750,107
Current liabilities
Accounts payable and accrued liabilities	175,984	111,125
Debt	71,025	114,280
Reclamation and closure cost provision	1,924	8,766
Current liabilities	248,933	234,171
Non-current liabilities
Debt	319,645	169,769
Lease liabilities	117,029	3,346
Reclamation and closure cost provision	117,650	75,469
Deferred income tax liabilities	483,449	127,815
Other	18,377	5,583
Total liabilities	1,305,083	616,153
Shareholders' equity
Common shares	3,220,795	1,083,766
Other reserves	40,570	19,762
Equity component of convertible notes	106,425	106,425
Retained earnings (deficit)	58,487	(75,999)
Total equity attributable to equity holders of SSR Mining	3,426,277	1,133,954
Non-controlling interest	513,626	0
Total equity	3,939,903	1,133,954
Total liabilities and equity	5,244,986	1,750,107
Commitments

[1]	See note 2(r)